FINANCIAL STATEMENTS OF
PRUDENTIAL'S ANNUITY PLAN ACCOUNT
STATEMENT OF NET ASSETS
December 31, 2025

ASSETS
Investment in Prudential's Gibraltar Fund, Inc., at fair value	$254
Net Assets	$254

NET ASSETS, representing:
Contracts in payout (annuitization period)	$—
Equity of The Prudential Insurance Company of America	254
$254

Planholder units outstanding	—

Fund shares held	13
Fund net asset value per share	$19.27
Investment in fund shares, at cost	$222

STATEMENT OF OPERATIONS
For the period ended December 31, 2025

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk, and for administration	—
NET INVESTMENT INCOME (LOSS)	—

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gains distributions received	41
Net realized gain (loss) on shares redeemed	—
Net change in unrealized appreciation (depreciation) on investments	(9)
NET GAIN (LOSS) ON INVESTMENTS	32

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32

The accompanying notes are an integral part of these financial statements.
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FINANCIAL STATEMENTS OF
PRUDENTIAL'S ANNUITY PLAN ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the periods ended December 31, 2025 and 2024

	December 31,
	2025	2024

OPERATIONS
Net investment income (loss)	$—	$—
Capital gains distributions received	41	43
Net realized gain (loss) on shares redeemed	—	—
Net change in unrealized appreciation (depreciation) on investments	(9)	(4)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	32	39

PLANHOLDER TRANSACTIONS
Annuity payments	—	—
Net transfers	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PLANHOLDER TRANSACTIONS	—	—

NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT	—	—

TOTAL INCREASE (DECREASE) IN NET ASSETS	32	39

NET ASSETS
Beginning of period	222	183
End of period	$254	$222

PLANHOLDER UNITS
Beginning units	—	—
Units issued	—	—
Units redeemed	—	—
Ending units	—	—

The accompanying notes are an integral part of these financial statements.
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NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL'S ANNUITY PLAN ACCOUNT

Note 1:    General

Prudential’s Annuity Plan Account (the “Account”) was established under the laws of the State of New Jersey on June 11, 1968 as a separate investment account of The Prudential Insurance Company of America (“Prudential”), which is a wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential. Proceeds from purchases of the Variable Annuity Contract (individually, a “contract” or “product” and collectively, the “contracts” or “products”) are invested in the Account. The portion of the Account’s assets applicable to the contracts is not chargeable with liabilities arising out of any other business Prudential may conduct.

New sales of the product which invests in the Account have been discontinued.

The Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is a funding vehicle for the contracts, which offer the option to invest in a subaccount, which in turn invests in shares of the Prudential’s Gibraltar Fund, Inc. (the “Fund”). The Fund is a diversified open-end management investment company and is managed by PGIM Investments LLC (“PGIM Investments”), which is an affiliate of Prudential. The subaccount of the Account indirectly bears exposure to risks which may be interrelated to include, but are not limited to, the market, credit and liquidity risks of the Fund in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Fund. Additional information on the Fund is available upon request to PGIM Investments.

The Account is an independent accounting entity established by the resolution of the insurance company’s board of directors or trustees to engage in a single line of business for the insurance company’s variable contracts. The Account is comprised of one subaccount to invest in its specific corresponding Portfolio. The subaccount of the Account constitutes a single reportable segment because its separate financial information is available, regularly evaluated and used by the chief operating decision maker (“CODM”) to measure the segment’s performance, and also to assess the allocation of resources across the segments. The accounting policies of the segments is the same as those described in Note 2: Significant Accounting Policies.

The Account’s CODM is a group of executives that include the chief financial officer, the life company investment committee and the business leaders associated with each Account. Overall business decisions for the Account are made by this group of executives, including the investment strategy, capital allocation and expense structure of each subaccount, in accordance with the contract and applicable regulations. The measure of segment profit or loss is reported on the Statement of Operations as “Net Increase (Decrease) in Net Assets Resulting from Operations” and the measure of segment assets is reported as “Net Assets” on the Statement of Net Assets. Due to the nature of the business, the segment’s significant expenses are charges for mortality and expense risk, charges for administration and/or reimbursement for excess expenses which are reported separately on the Statement of Operations and/or Statements of Changes in Net Assets.

Note 2:    Significant Accounting Policies

The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the generally accepted accounting principles in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investments in the Fund. Subsequent events have been evaluated through the date these financial statements were issued, and no adjustment or disclosure is required in the financial statements.

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NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL'S ANNUITY PLAN ACCOUNT—(Continued)

Investment - The investment in shares of the Fund is stated at the reported net asset value per share of the Fund, which is based on the fair value of the underlying securities in the Fund. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

Security Transactions - Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method.

Dividend Income and Distributions Received - Dividend and capital gain distributions received are reinvested in additional shares of the Fund and are recorded on the ex-distribution date.

Contracts in payout (annuitization period) - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return ("AIR"), elected by the annuitant, is 3.50% or 5.00%. The mortality risk is fully borne by Prudential and may result in additional amounts being transferred into the Account by Prudential to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the subaccount from Prudential but not yet received. The amounts are included in “Net transfers” on the Statements of Changes in Net Assets. Once a contract enters the payout period, no planholder initiated transactions are permitted and, therefore, the calculation of unit value is no longer relevant, although still performed. The unit values for such contracts in payout are therefore excluded from the Financial Highlights in Note 7.

Note 3:     Fair Value Measurements

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying fund, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3 - Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.
As of December 31, 2025, management determined that the fair value inputs for the Account’s investment, which is an open-end mutual fund registered with the SEC, were considered Level 2.

Note 4:    Taxes

Prudential is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law.

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NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL'S ANNUITY PLAN ACCOUNT—(Continued)
Note 5:    Purchases and Sales of Investments

There were no purchases or sales of investments in the Fund for the period ended December 31, 2025.

Note 6:    Related Party Transactions

The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the Fund in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.

The Fund has entered into a management agreement with PGIM Investments, an indirect, wholly-owned subsidiary of Prudential Financial. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC, an indirect, wholly-owned subsidiary of Prudential Financial.

Prudential Investment Management Services LLC (“PIMS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the distributor of the shares of the Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the shares of the Fund.

Prudential also maintains a position in the Account for purposes of administering activity in the Account, including contract and Fund share transactions. As of December 31, 2025, Prudential’s position in the Account was $254 and is included in Equity of The Prudential Insurance Company of America in the Statement of Net Assets.

Note 7:    Financial Highlights

A summary of planholder units outstanding, net assets, investment income ratio, expense ratio, excluding expenses of the Fund, and total return is presented below for each of the five periods preceding December 31, 2025. All contracts are in the payout period. As described in Note 2, the unit values are no longer considered relevant and are therefore not presented below.

	At the period ended			For the period ended
	Units	Net		Investment
	Outstanding	Assets		Income	Expense	Total
	(000s)	(000s)(1)		Ratio*(1)	Ratio**(1)	Return***(1)
December 31, 2025	—	$—	(2)	0.00%	0.38%	13.89%
December 31, 2024	—	$—	(2)	0.10%	0.38%	21.03%
December 31, 2023	—	$—	(2)	0.00%	0.38%	48.33%
December 31, 2022	7	$149		0.00%	0.38%	-36.06%
December 31, 2021	7	$256		0.00%	0.38%	14.83%

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NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL'S ANNUITY PLAN ACCOUNT—(Continued)

*
These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the Fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense risk and administration charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the Fund in which the Account invests.

**
These amounts represent the annualized contract expenses of the Account, consisting primarily of mortality and expense risk and administration charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to planholder accounts through the redemption of units and expenses of the Fund are excluded.

***
These amounts represent the total returns for the periods indicated, including changes in the value of the Fund, and reflect deductions for all items included in the expense ratio. The total return does not include the AIR elected by the annuitant used to determine the monthly annuity payment nor does it include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(1)	Amounts exclude Prudential’s position in the Account.
(2)	Amount is less than 1,000 units and/or $1,000 in net assets.

Note 8:    Charges and Expenses

The following represents the charges and expenses of the Account which are paid to Prudential.

Mortality and Expense Risk Charges and Administration Charge

The mortality and expense risk charges and administration charge are applied daily against the net assets of the Account at an effective annual rate of 0.38%. Mortality risk is the risk that planholders may live longer than estimated and expense risk is the risk that the cost of issuing and administering the contracts may exceed related charges assessed by Prudential. Administration charge includes costs associated with issuing the contracts, establishing and maintaining records, and providing reports to planholders. These charges are assessed through a reduction in unit values.

Note 9:    Other

Annuity payments represent periodic payments distributed under the terms of the contracts.

Net transfers represent transfer amounts to subaccount by Prudential to cover greater longevity of annuitants for those contracts in payout, and other timing related adjustments.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of The Prudential Insurance Company of America and the Planholders of Prudential’s Annuity Plan Account

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Prudential’s Gibraltar Fund, Inc. of Prudential’s Annuity Plan Account as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of Prudential’s Gibraltar Fund, Inc. of Prudential’s Annuity Plan Account as of December 31, 2025, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of The Prudential Insurance Company of America management. Our responsibility is to express an opinion on the financial statements of the subaccount of Prudential’s Annuity Plan Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccount of Prudential’s Annuity Plan Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the investment owned as of December 31, 2025 by correspondence with the transfer agent of the investee mutual fund. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 21, 2026

We have served as the auditor of the subaccount of Prudential’s Annuity Plan Account since at least 2012. We have not been able to determine the specific year we began serving as auditor of the subaccount of Prudential’s Annuity Plan Account.
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